Note 8 - Industry Segment Data (Tables)	12 Months Ended
Mar. 31, 2016
Notes Tables
Schedule of Segment Reporting Information, by Segment [Table Text Block]
	Year Ended March 31
	2016	2015
NET SALES:
Coil	$66,114,148	$72,913,058
Tubular	15,517,234	35,409,722
TOTAL NET SALES	$81,631,382	$108,322,780
OPERATING PROFIT (LOSS):
Coil	$5,098,322	$(259,690)
Tubular	(3,097,409)	2,602,210
TOTAL OPERATING PROFIT	2,000,913	2,342,520
General corporate expenses	(1,977,542)	(1,717,744)
Interest and other income	375,310	61,040
TOTAL EARNINGS BEFORE INCOME TAXES	$398,681	$685,816
IDENTIFIABLE ASSETS:
Coil	$25,316,558	$21,248,710
Tubular	37,543,446	42,143,785
	62,860,004	63,392,495
General corporate assets	4,030,393	3,565,529
TOTAL ASSETS	$66,890,397	$66,958,024
DEPRECIATION:
Coil	$1,153,519	$1,141,567
Tubular	510,427	571,086
Corporate and other	9,775	8,972
	$1,673,721	$1,721,625
CAPITAL EXPENDITURES:
Coil	$422,481	$229,425
Tubular	1,695,512	5,646,780
Corporate and other	6,656	—
	$2,124,649	$5,876,205